Intangible assets - Summary of amortisation charges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets
Cost of sales	$ 87	$ 187	$ 149
Research and development expense	29	33	43
Selling, general and administrative costs	1,808	1,941	1,592
Other operating income and expense	4	4	45
Total	1,928	2,165	1,829
Product, marketing and distribution rights
Disclosure of reconciliation of changes in intangible assets
Cost of sales	87	187	149
Selling, general and administrative costs	1,721	1,829	1,478
Total	1,808	2,016	1,627
Other intangibles
Disclosure of reconciliation of changes in intangible assets
Research and development expense	29	33	43
Selling, general and administrative costs	19	32	30
Other operating income and expense	4	4	45
Total	52	69	118
Software development costs
Disclosure of reconciliation of changes in intangible assets
Selling, general and administrative costs	68	80	84
Total	$ 68	$ 80	$ 84